COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 31,000	$ 26,000	$ 60,000	$ 53,000	$ 112,124	$ 65,043